Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
The Plan has evaluated subsequent events from the date of the statement of net assets available for benefits through June 22, 2026, the date at which the financial statements were available to be issued, and determined that there are no additional items to disclose.